DIVIDEND (Details) - USD ($)			12 Months Ended
	Jul. 23, 2018	Jul. 19, 2018	Mar. 31, 2019
Common stock, dividends declared (in dollars per share)	$ 0.40
Aggregated dividend payments			$ 19,547,532
American depositary shares ("ADS")
Common stock, dividends declared (in dollars per share)	0.40
Annual dividend
Common stock, dividends declared (in dollars per share)	0.27
Annual dividend | American depositary shares ("ADS")
Common stock, dividends declared (in dollars per share)	0.27
Special cash dividend
Common stock, dividends declared (in dollars per share)	0.13
Special cash dividend | American depositary shares ("ADS")
Common stock, dividends declared (in dollars per share)	$ 0.13
Minimum
Percentage of dividend (in percentage)		15.00%
Maximum
Percentage of dividend (in percentage)		25.00%